Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Components of Inventories

Inventories consisted of the following as of June 28, 2014 and December 28, 2013:

	June 28, 2014	December 28, 2013
Aggregate stockpiles	$80,232	$70,300
Finished goods	14,104	11,207
Work in process	4,629	2,623
Raw materials	20,206	12,302

Total	$119,171	$96,432

Inventories consist of the following as of year-end 2013 and 2012:

	2013	2012
Aggregate stockpiles	$70,300	$62,872
Finished goods	11,207	9,342
Work in process	2,623	2,679
Raw materials	12,302	18,084

Total	$96,432	$92,977

Continental Cement Company, L.L.C. [Member]
Components of Inventories

Inventories consist of the following as of June 28, 2014 and December 28, 2013:

	June 28, 2014	December 28, 2013
Raw materials	$972	$972
Work-in-process	4,629	2,623
Finished goods	8,968	6,807

Total inventories	$14,569	$10,402

Inventories consist of the following as of year-end 2013 and 2012:

	2013	2012
Raw materials	$972	$475
Work-in-process	2,623	2,248
Finished goods	6,807	4,350

Total inventories	$10,402	$7,073